Intangible assets and goodwill (Tables)	6 Months Ended
Jun. 30, 2020
Intangible assets and goodwill
Schedule of goodwill allocated to CGUs

(in thousands of Russian Roubles)

	June 30, 2020	December 31, 2019
“Russia” operating segment	6,607,362	6,607,362
“Kazakhstan” operating segment	175,701	164,853
“Belarus” operating segment	180,127	181,968
Total goodwill	6,963,190	6,954,183